Earnings Per Share	12 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Earnings Per Share
Earnings Per Share
Basic earnings per share
Basic EPS is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

	2019 £’000	2018 £’000	2017 £’000
Profit for the year attributable to equity holders of the Company	24,007	18,975	16,832

	2019	2018	2017
Weighted average number of shares outstanding	50,116,979	45,100,165	45,258,750

	2019	2018	2017
Earnings per share - basic (£)	0.48	0.42	0.37

Diluted Earnings Per Share
Diluted EPS is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of shares that would be issued if all dilutive potential ordinary shares were converted into ordinary shares. In accordance with IAS 33, the dilutive earnings per share are without reference to adjustments in respect of outstanding shares when the impact would be anti-dilutive.

	2019 £’000	2018 £’000	2017 £’000
Profit for the year attributable to equity holders of the Company	24,007	18,975	16,832
Fair value movement of financial liabilities	—	126	—
Profit for the year attributable to equity holders of the Company including impact of fair value adjustment of contingent consideration	24,007	19,101	16,832

	2019	2018	2017
Weighted average number of shares outstanding	50,116,979	45,100,165	45,258,750
Diluted by: options in issue and contingent shares	4,909,244	5,326,051	4,033,770
Weighted average number of shares outstanding (diluted)	55,026,223	50,426,216	49,292,520

	2019	2018	2017
Earnings per share - diluted (£)	0.44	0.38	0.34